Principal Accounting Policies - Summary of Future Lease Payments under Operating Leases (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Accounting Policies [Abstract]
Future lease payments , year one	¥ 15,309
Future lease payments , year two	10,778
Future lease payments , year three	9,261
Future lease payments , year four	7,917
Future lease payments , year five	3,463
Total future lease payments	46,728
Less: Imputed interest	3,406
Total lease liability balance	¥ 43,322